SHARE-BASED PAYMENTS - Share-based Compensation Cost (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Recognized in the consolidated statement of financial position	$ 60.7	$ 55.3
Share-based compensation obligations	(130.5)	(115.3)
Employee Stock Purchase Plan (ESPP)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from cash-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets	8.5	7.4
Share-based compensation obligations	0.0	0.0
Deferred Share Unit (DSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from cash-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets	6.3	5.4
Share-based compensation obligations	(15.5)	(16.2)
Long-Term Incentive – Deferred Share Unit Plan (LTI-DSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from cash-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets	6.6	4.8
Share-based compensation obligations	(31.6)	(27.1)
Long-Term Incentive – Time Based Restricted Share Unit Plan (LTI-TB RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from cash-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets	6.4	5.2
Share-based compensation obligations	(11.6)	(10.0)
Long-Term Incentive – Performance Share Unit Plan (LTI-PSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from cash-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets	26.5	27.6
Share-based compensation obligations	(47.0)	(40.7)
Cash-Settled Share-Based Payment Arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from cash-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets	54.3	50.4
Share-based compensation obligations	(105.7)	(94.0)
Employee Stock Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from equity-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets	6.4	4.9
Share-based compensation obligations	(24.8)	(21.3)
Equity-Settled Share-Based Payment Arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from equity-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets	6.4	4.9
Share-based compensation obligations	$ (24.8)	$ (21.3)